Note 25 - Post-employment and other employee benefit commitments	12 Months Ended
Dec. 31, 2018
Post-employment and other employee benefit commitments
Post-Employment and other employee benefit commitments

25. Post-employment and other employee benefit commitments

As stated in Note 2.2.12, the Group has assumed commitments with employees including short-term employee benefits (see Note 44.1), defined contribution and defined benefit plans (see Glossary), healthcare and other long-term employee benefits.

The Group sponsors defined-contribution plans for the majority of its active employees with the plans in Spain and Mexico being the most significant. Most defined benefit plans are closed to new employees with liabilities relating largely to retired employees, the most significant being those in Spain, Mexico, the United States and Turkey. In Mexico, the Group provides medical benefits to a closed group of employees and their family members, both active service and in retirees.

The breakdown of the balance sheet net defined benefit liability as of December 31, 2018, 2017 and 2016 is provided below:

Net Defined Benefit Liability (asset) on the Consolidated Balance Sheet (Millions of euros)
	2018	2017	2016
Pension commitments	4.678	4.969	5.277
Early retirement commitments	1.793	2.210	2.559
Medical benefits commitments	1.114	1.204	1.015
Other long term employee benefits	62	67	69
Total commitments	7.647	8.451	8.920
Pension plan assets	1.694	1.892	1.909
Medical benefit plan assets	1.146	1.114	1.113
Total plan assets (1)	2.840	3.006	3.022

Total net liability / asset	4.807	5.445	5.898
Of which:
Net asset on the consolidated balance sheet (2)	(41)	(27)	(194)
Net liability on the consolidated balance sheet for provisions for pensions and similar obligations (3)	4.787	5.407	6.025
Net liability on the consolidated balance sheet for other long term employee benefits (4)	62	67	69

(1) In Turkey, the foundation responsible for managing the benefit commitments holds an additional asset of 181€ million which, in accordance with IFRS regarding the asset ceiling, has not been recognized in the Consolidated Financial Statements, because although it could be used to reduce future pension contributions it could not be immediately refunded to the employer.

(2) Recorded under the heading “Other Assets - Other” of the consolidated balance sheet (see Note 20).

(3) Recorded under the heading “Provisions - Provisions for pensions and similar obligations” of the consolidated balance sheet (see Note 24).

(4) Recorded under the heading “Provisions – Other long-term employee benefits” of the consolidated balance sheet.

The amounts relating to benefit commitments charged to consolidated income statement for the years 2018, 2017 and 2016 are as follows:

Consolidated Income Statement Impact (Millions of euros)
	Notes	2018	2017	2016
Interest and similar expenses		78	71	96
Interest expense		295	294	303
Interest income		(217)	(223)	(207)
Personnel expenses		147	149	154
Defined contribution plan expense	44.1	89	87	87
Defined benefit plan expense	44.1	58	62	67
Provisions (net)	46	125	343	332
Early retirement expense		141	227	236
Past service cost expense		(33)	3	(2)
Remeasurements (*)		(10)	31	3
Other provision expenses		28	82	95
Total impact on Consolidated Income Statement: Debit (Credit)		350	563	582

(*) Actuarial losses (gains) on remeasurement of the net defined benefit liability relating to early retirements in Spain and other long-term employee benefits that are charged to the income statements (see Note 2.2.12).

The amounts relating to post-employment benefits charged to the consolidated balance sheet correspond to the actuarial gains (losses) on remeasurement of the net defined benefit liability relating to pension and medical commitments before income taxes. As of December 31, 2018, 2017 and 2016 are as follows:

Equity Impact (Millions of euros)
	2018	2017	2016
Defined benefit plans	81	(40)	237
Post-employment medical benefits	(47)	179	119
Total impact on equity: Debit (Credit)	34	140	356

25.1 Defined benefit plans

Defined benefit commitments relate mainly to employees who have already retired or taken early retirement, certain closed groups of active employees still accruing defined benefit pensions, and in-service death and disability benefits provided to most active employees. For the latter, the Group pays the required premiums to fully insure the related liability. The change in these pension commitments during the years ended December 31, 2018, 2017 and 2016 is presented below:

Defined Benefits (Millions of euros)
		2018			2017			2016
	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)	Defined Benefit Obligation	Plan Assets	Net Liability (asset)
Balance at the beginning	8.384	3.006	5.378	8.851	3.022	5.829	9.184	3.124	6.060
Current service cost	61	-	61	64	-	64	67	-	67
Interest income or expense	292	217	76	290	223	68	299	207	92
Contributions by plan participants	4	3	1	4	4	-	5	5	-
Employer contributions	-	103	(103)	-	25	(25)	-	154	(154)
Past service costs (1)	109	-	109	231	-	231	235	-	235
Remeasurements:	(263)	(286)	21	331	161	171	354	(5)	359
Return on plan assets (2)	-	(286)	286	-	161	(161)	-	(20)	20
From changes in demographic assumptions	14	-	14	100	-	100	107	-	107
From changes in financial assumptions	(274)	-	(274)	220	-	220	106	-	106
Other actuarial gain and losses	(3)	-	(5)	12	-	12	141	15	125
Benefit payments	(979)	(200)	(779)	(1.029)	(169)	(861)	(1.052)	(169)	(883)
Settlement payments	-	-	-	-	-	-	(43)	-	(43)
Effect on changes in foreign exchange rates	(31)	(9)	(22)	(278)	(258)	(19)	(282)	(293)	11
Conversions to defined contributions	-	-	-	(82)	-	(82)	-	-	-
Other effects	10	6	4	(1)	(1)	-	84	-	84
Balance at the end	7.585	2.840	4.745	8.384	3.006	5.378	8.851	3.022	5.829
Of which
Spain	4.807	260	4.547	5.442	320	5.122	6.157	358	5.799
Mexico	1.615	1.587	28	1.661	1.602	60	1.456	1.627	(171)
The United States	326	287	39	360	309	51	385	339	46
Turkey	422	339	83	520	424	96	447	348	99

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

The balance under the heading “Provisions - Pensions and other post-employment defined benefit obligations” of the accompanying consolidated balance sheet as of December 31, 2018 includes €332 million relating to post-employment benefit commitments to former members of the Board of Directors and the Bank’s Management (see Note 54).

The most significant commitments are those in Spain and Mexico and, to a lesser extent, in the United States and Turkey. The remaining commitments are located mostly in Portugal and South America. Unless otherwise required by local regulation, all defined benefit plans have been closed to new entrants, who instead are able to participate in the Group´s defined contribution plans.

Both the costs and the present value of the commitments are determined by independent qualified actuaries using the “projected unit credit” method.

In order to guarantee the good governance of these plans, the Group has established specific benefits committees. These benefit committees include members from the different areas of the business to ensure that all decisions are made taking into consideration all of the associated impacts.

The following table sets out the key actuarial assumptions used in the valuation of these commitments as of December 31, 2018, 2017 and 2016:

Actuarial Assumptions (Millions of euros)
		2018				2017				2016
	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey	Spain	Mexico	USA	Turkey
Discount rate	1,28%	10,45%	4,23%	16,30%	1,24%	9,48%	3,57%	11,60%	1,50%	9,95%	4,04%	11,50%
Rate of salary increase	-	4,75%	-	14,00%	-	4,75%	-	9,90%	1,50%	4,75%	3,00%	9,30%
Rate of pension increase	-	2,51%	-	12,50%	-	2,13%	-	8,40%	-	2,13%	-	7,80%
Medical cost trend rate	-	7,00%	-	16,70%	-	7,00%	-	12,60%	-	6,75%	-	10,92%
Mortality tables	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA09	RP 2014	CSO2001	PERM/F 2000P	EMSSA97 (adjustment EMSSA09)	RP 2014	CSO2001

In Spain, the discount rate shown as of December, 31, 2018, corresponds to the weighted average rate, the actual discount rates used are 0.50% and 1.75% depending on the type of commitment.

Discount rates used to value future benefit cash flows have been determined by reference to high quality corporate bonds (Note 2.2.12) denominated in Euro in the case of Spain, Mexican peso for Mexico and USD for the United States, and government bonds denominated in new Turkish Lira for Turkey.

The expected return on plan assets has been set in line with the adopted discount rate.

Assumed retirement ages have been set by reference to the earliest age at which employees are entitled to retire, the contractually agreed age in the case of early retirements in Spain or by using retirement rates.

Changes in the main actuarial assumptions may affect the valuation of the commitments. The table below shows the sensitivity of the benefit obligations to changes in the key assumptions:

Sensitivity Analysis (Millions of euros)
	Basis points change	2018		2017
		Increase	Decrease	Increase	Decrease
Discount rate	50	(298)	332	(352)	386
Rate of salary increase	50	3	(3)	5	(5)
Rate of pension increase	50	19	(18)	23	(22)
Medical cost trend rate	100	229	(181)	290	(225)
Change in obligation from each additional year of longevity	-	108	-	155	-

The sensitivities provided above have been determined at the date of these consolidated financial statements, and reflect solely the impact of changing one individual assumption at a time, keeping the rest of the assumptions unchanged, thereby excluding the effects which may result from combined assumption changes.

In addition to the commitments to employees shown above, the Group has other less material long-term employee benefits. These include long-service awards, which consist of either an established monetary award or some vacation days granted to certain groups of employees when they complete a given number of years of service. As of December 31, 2018, 2017 and 2016, the actuarial liabilities for the outstanding awards amounted to €62 million, €67 million, and €69 million, respectively. These commitments are recorded under the heading "Provisions - Other long-term employee benefits" of the accompanying consolidated balance sheet (see Note 24).

As described above, the Group maintains both pension and medical post-employment benefit commitments with their employees.

25.1.1 Post-employment commitments and similar obligations

These commitments relate mostly to pensions in payment, and which have been determined based on salary and years of service. For most plans, pension payments are due on retirement, death and long term disability.

In addition, during the year 2018, Group entities in Spain offered certain employees the option to take retirement or early retirement (that is, earlier than the age stipulated in the collective labor agreement in force). This offer was accepted by 489 employees (731 and 613 employees during years 2017 and 2016, respectively). These commitments include the compensation and indemnities due as well as the contributions payable to external pension funds during the early retirement period. As of December 31, 2018, 2017 and 2016, the value of these commitments amounted to €1,793 million, €2,210 million and €2,559 million, respectively. The change in the benefit plan obligations and plan assets as of December 31, 2018 was as follows:

Post-employment commitments 2018 (Millions of euros)
	Defined Benefit Obligation
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5.442	470	360	520	387
Current service cost	4	5	-	21	4
Interest income or expense	64	44	13	47	9
Contributions by plan participants	-	-	-	3	1
Past service costs (1)	148	(1)	-	2	2
Remeasurements:	(32)	18	(28)	(18)	3
From changes in demographic assumptions	-	-	(1)	-	15
From changes in financial assumptions	-	(9)	(28)	(45)	(12)
Other actuarial gain and losses	(32)	27	1	29	-
Benefit payments	(824)	(48)	(35)	(21)	(18)
Effect on changes in foreign exchange rates	-	25	17	(134)	(2)
Other effects	5	(2)	(1)	-	17
Balance at the end	4.807	512	326	422	402
Of which:
Vested benefit obligation relating to current employees	111
Vested benefit obligation relating to retired employees	4.696

Post-employment commitments 2018 (Millions of euros)
	Plan Assets
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	320	488	309	424	351
Interest income or expense	5	46	11	39	7
Contributions by plan participants	-	-	-	3	1
Employer contributions	-	-	2	13	18
Remeasurements:	(4)	(70)	(17)	(21)	(11)
Return on plan assets (2)	(4)	(70)	(17)	(21)	(11)
Benefit payments	(61)	(47)	(33)	(10)	(15)
Effect on changes in foreign exchange rates	-	26	15	(108)	(1)
Other effects	-	(1)	-	-	17
Balance at the end	260	441	287	339	366

Post-employment commitments 2018 (Millions of euros)
	Net Liability (Asset)
	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5.122	(18)	51	96	36
Current service cost	4	5	-	21	4
Interest income or expense	59	(2)	2	8	2
Contributions by plan participants	-	-	-	-	1
Employer contributions	-	-	(2)	(13)	(18)
Past service costs (1)	148	(1)	-	2	2
Remeasurements:	(28)	88	(11)	3	14
Return on plan assets (2)	4	70	17	21	11
From changes in demographic assumptions	-	-	(1)	-	15
From changes in financial assumptions	-	(9)	(28)	(45)	(12)
Other actuarial gain and losses	(32)	27	1	29	-
Benefit payments	(763)	-	(2)	(11)	(3)
Effect on changes in foreign exchange rates	-	(1)	2	(26)	(1)
Other effects	5	-	(1)	-	-
Balance at the end	4.547	71	39	83	35

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

The change in net liabilities (assets) during the years ended 2017 and 2016 was as follows:

Post-employment commitments (Millions of euros)
	2017: Net liability (asset)					2016: Net liability (asset)
	Spain	Mexico	USA	Turkey	Rest of the world	Spain	Mexico	USA	Turkey	Rest of the world
Balance at the beginning	5.799	(59)	46	99	43	6.109	(79)	35	97	24
Current service cost	4	5	3	21	5	10	6	4	22	5
Interest income or expense	73	(6)	1	9	2	98	(7)	1	8	2
Employer contributions	-	(1)	-	(16)	(8)	-	(14)	(1)	(17)	(9)
Past service costs (1)	235	1	-	4	3	240	1	-	4	(4)
Remeasurements:	(67)	38	9	12	(1)	188	23	10	8	11
Return on plan assets (2)	(21)	(10)	(11)	(101)	2	(35)	23	3	(23)	(8)
From changes in demographic assumptions	-	22	(2)	-	(3)	-	2	(5)	-	(1)
From changes in financial assumptions	(33)	18	22	81	4	192	(22)	13	(23)	37
Other actuarial gain and losses	(13)	7	-	32	(4)	31	19	(1)	54	(17)
Benefit payments	(842)	(1)	(2)	(11)	(3)	(867)	-	(3)	(9)	(2)
Settlement payments	-	-	-	-	-	(43)	-	-	-	-
Effect on changes in foreign exchange rates	-	5	(5)	(21)	(5)	-	10	2	(15)	(4)
Conversions to defined contributions	(82)	-	-	-	-	-	-	-	-	-
Other effects	2	-	(1)	-	(1)	63	-	(3)	-	20
Balance at the end	5.122	(18)	51	96	36	5.799	(59)	46	99	42

(1) Includes gains and losses from settlements.

(2) Excludes interest which is reflected in the line item “Interest income and expenses”.

In Spain, local regulation requires that pension and death benefit commitments must be funded, either through a qualified pension plan or an insurance contract.

In the Spanish entities these commitments are covered by insurance contracts which meet the requirements of the accounting standard regarding the non-recoverability of contributions. However, a significant number of the insurance contracts are with BBVA Seguros, S.A. – a consolidated subsidiary and related party – and consequently these policies cannot be considered plan assets under IAS 19. For this reason, the liabilities insured under these policies are fully recognized under the heading "Provisions – Pensions and other postemployment defined benefit obligations" of the accompanying consolidated balance sheet (see Note 24), while the related assets held by the insurance company are included within the Group´s consolidated assets (recorded according to the classification of the corresponding financial instruments). As of December 31, 2018 the value of these separate assets was €2,543 million, representing direct rights of the insured employees held in the consolidated balance sheet, hence these benefits are effectively fully funded.

On the other hand, some pension commitments have been funded through insurance contracts with insurance companies not related to the Group, and can therefore be considered qualifying insurance policies and plan assets under IAS 19. In this case the accompanying consolidated balance sheet reflects the value of the obligations net of the fair value of the qualifying insurance policies. As of December 31, 2018, 2017 and 2016, the fair value of the aforementioned insurance policies (€260, €320 million and €358 million, respectively) exactly match the value of the corresponding obligations and therefore no amount for this item has been recorded in the accompanying consolidated balance sheet.

Pensions benefits are paid by the insurance companies with whom BBVA has insurance contracts and to whom all insurance premiums have been paid. The premiums are determined by the insurance companies using “cash flow matching” techniques to ensure that benefits can be met when due, guaranteeing both the actuarial and interest rate risk.

In Mexico, there is a defined benefit plan for employees hired prior to 2001. Other employees participate in a defined contribution plan. External funds/trusts have been constituted locally to meet benefit payments as required by local regulation.

In the United States there are mainly two defined benefit plans, both closed to new employees, who instead are able to join a defined contribution plan. External funds/trusts have been constituted locally to fund the plans, as required by local regulation.

In 2008, the Turkish government passed a law to unify the different existing pension systems under a single umbrella Social Security system. Such system provides for the transfer of the various previously established funds.

The financial sector is in this stage at present, maintaining these pension commitments managed by external pension funds (foundations) established for that purpose.

The Foundation that maintains the assets and liabilities relating to employees of Garanti in Turkey, as per the local regulatory requirements, has recorded an obligation amounting to €241 million as of December 31, 2018 pending future transfer to the Social Security system.

Furthermore, Garanti has set up a defined benefit pension plan for employees, additional to the social security benefits, reflected in the consolidated balance sheet.

Until the year 2016, the Bank also had commitments to pay indemnities to certain employees and members of the Group’s Senior Management in the event that they cease to hold their positions for reasons other than their own will, retirement, disability or serious dereliction of duties. The amount will be calculated according to the salary and professional conditions of each employee, taking into consideration fixed elements of the remuneration and the length of office at the Bank. Under no circumstances indemnities will be paid in cases of disciplinary dismissal for misconduct upon decision of the employer on grounds of the employee's serious dereliction of duties.

25.1.2 Medical benefit commitments

The change in defined benefit obligations and plan assets during the years 2018, 2017 and 2016 was as follows:

Medical Benefits Commitments
	2018			2017			2016
	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)	Defined Benefit Obligation	Plan assets	Net liability (asset)
Balance at the beginning	1.204	1.114	91	1.015	1.113	(98)	1.022	1.149	(127)
Current service cost	27	-	27	26	-	26	24	-	24
Interest income or expense	116	109	8	101	112	(11)	86	97	(11)
Employer contributions	-	71	(71)	-	-	-	-	114	(114)
Past service costs (1)	(42)	-	(42)	(11)	-	(11)	(5)	-	(5)
Remeasurements:	(210)	(164)	(47)	200	21	179	59	(60)	119
Return on plan assets (2)	-	(164)	164	-	21	(21)	-	(60)	60
From changes in demographic assumptions	-	-	-	83	-	83	110	-	110
From changes in financial assumptions	(182)	-	(182)	128	-	128	(91)	-	(91)
Other actuarial gain and losses	(28)	-	(28)	(10)	-	(10)	39	-	39
Benefit payments	(34)	(33)	(1)	(35)	(33)	(2)	(33)	(30)	(2)
Effect on changes in foreign exchange rates	62	59	3	(92)	(100)	8	(138)	(156)	18
Other effects	(9)	(9)	-	-	-	-	-	-	-
Balance at the end	1.114	1.146	(32)	1.204	1.114	91	1.015	1.113	(98)

(1) Including gains and losses arising from settlements.

(2) Excluding interest, which is recorded under "Interest income or expense".

In Mexico, there is a medical benefit plan for employees hired prior to 2007. New employees from 2007 are covered by a medical insurance policy. An external trust has been constituted locally to fund the plan, in accordance with local legislation and Group policy.

In Turkey, employees are currently provided with medical benefits through a foundation in collaboration with the Social Security system, although local legislation prescribes the future unification of this and similar systems into the general Social Security system itself.

The valuation of these benefits and their accounting treatment follow the same methodology as that employed in the valuation of pension commitments.

25.1.3 Estimated benefit payments

As of December 31, 2018, the estimated benefit payments over the next ten years for all the entities in Spain, Mexico, The United States and Turkey are as follows:

Estimated Benefit Payments (Millions of euros)
	2019	2020	2021	2022	2023	2024-2028
Commitments in Spain	684	611	518	419	333	965
Commitments in Mexico	91	92	99	106	112	680
Commitments in United States	16	17	17	18	19	103
Commitments in Turkey	24	14	18	20	25	231
Total	815	734	652	563	489	1.979

25.1.4 Plan assets

The majority of the Group´s defined benefit plans are funded by plan assets held in external funds/trusts legally separate from the Group sponsoring entity. However, in accordance with local regulation, some commitments are not externally funded and covered through internally held provisions, principally those relating to early retirements in Spain.

Plan assets are those assets which will be used to directly settle the assumed commitments and which meet the following conditions: they are not part of the Group sponsoring entities assets, they are available only to pay post-employment benefits and they cannot be returned to the Group sponsoring entity.

To manage the assets associated with defined benefit plans, BBVA Group has established investment policies designed according to criteria of prudence and minimizing the financial risks associated with plan assets.

The investment policy consists of investing in a low risk and diversified portfolio of assets with maturities consistent with the term of the benefit obligation and which, together with contributions made to the plan, will be sufficient to meet benefit payments when due, thus mitigating the plans‘ risks.

In those countries where plan assets are held in pension funds or trusts, the investment policy is developed consistently with local regulation. When selecting specific assets, current market conditions, the risk profile of the assets and their future market outlook are all taken into consideration. In all the cases, the selection of assets takes into consideration the term of the benefit obligations as well as short-term liquidity requirements.

The risks associated with these commitments are those which give rise to a deficit in the plan assets. A deficit could arise from factors such as a fall in the market value of plan assets, an increase in long-term interest rates leading to a decrease in the fair value of fixed income securities, or a deterioration of the economy resulting in more write-downs and credit rating downgrades.

The table below shows the allocation of plan assets of the main companies of the BBVA Group as of December 31, 2018:

Plan Assets Breakdown (Millions of euros)
2018
Cash or cash equivalents	26
Debt securities (Government bonds)	2.080
Mutual funds	2
Insurance contracts	132
Total	2.241
Of which:
Bank account in BBVA	3

In addition to the above there are plan assets relating to the previously mentioned insurance contracts in Spain and the foundation in Turkey.

The following table provides details of investments in listed securities (Level 1) as of December 31, 2018:

Investments in listed markets
2018
Cash or cash equivalents	26
Debt securities (Government bonds)	2.080
Mutual funds	2
Total	2.109
Of which:
Bank account in BBVA	3

The remainders of the assets are mainly invested in Level 2 assets in in accordance with the classification established under IFRS 13 (mainly insurance contracts). As of December 31, 2018, almost all of the assets related to employee’s commitments corresponded to fixed income securities.

25.2 Defined contribution plans

Certain Group entities sponsor defined contribution plans. Some of these plans allow employees to make contributions which are then matched by the employer.

Contributions are recognized as and when they are accrued, with a charge to the consolidated income statement in the corresponding year. No liability is therefore recognized in the accompanying consolidated balance sheet (see Note 44.1).